NUVEEN NWQ INTERNATIONAL VALUE FUND

SUPPLEMENT DATED MARCH 1, 2018

TO THE PROSPECTUS DATED OCTOBER 31, 2017

Effective immediately, James T. Stephenson is added as portfolio manager for Nuveen NWQ International Value Fund (the “Fund”). Peter Boardman will continue to serve as portfolio manager for the Fund.

James T. Stephenson, CFA, is a Managing Director, Portfolio Manager and Equity Analyst who joined NWQ Investment Management Company, LLC in 2006.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NIVP-0318P

NUVEEN NWQ INTERNATIONAL VALUE FUND

SUPPLEMENT DATED MARCH 1, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2017

Effective immediately, James T. Stephenson is added as portfolio manager for Nuveen NWQ International Value Fund (the “Fund”). Peter Boardman will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NIVSAI-0318P